Fair Value Measurements - Additional Information (Details) $ in Thousands		12 Months Ended
	Aug. 11, 2021 USD ($) tradingDay	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jun. 03, 2021 shares
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value, liability, recurring basis, level two debt		$ 945,000	$ 474,000
Escrow shares issued (in shares) | shares		352,972,546
Business acquisition, equity interest issued value assigned	$ 30,000
Threshold consecutive trading days | tradingDay	20
Change in fair value of embedded derivative		$ 0	(12,764)	$ 0
Decrease in fair value of warrant liabilities		$ (82,914)	0	0
Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Earned share percentage	0.00%
Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Earned share percentage	100.00%
Contingent Shares Issued in Connection with Acquisitions
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Escrow shares issued (in shares) | shares		2,720,966
Term Loan 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Change in fair value of embedded derivative			12,800
Public Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants outstanding (in shares) | shares					23,000,000.0
Decrease in fair value of warrant liabilities		$ 56,600
Private Placement Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants outstanding (in shares) | shares		10,530,000			10,530,000
Decrease in fair value of warrant liabilities		$ 26,300
Contingent Consideration
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Decrease in fair value		$ 11,680	$ (65)	$ (2,845)